Finance Lease Liabilities (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities [Abstract]
Within 1 year	$ 392,703	$ 1,102,209	$ 1,491,098
After 1 year but within 5 years	2,331,044	2,205,045	1,860,108
Less: Future finance charges on finance leases	(264,668)	(324,429)	(283,282)
Present value of finance lease liabilities, net	$ 2,459,079	$ 2,982,825	$ 3,067,924